Accounting policies	6 Months Ended
Jun. 30, 2019
Accounting policies
Accounting policies

2. Accounting policies

The Group’s principal accounting policies are as set out on pages 186 to 190 of the 2018 Annual Report on Form 20-F and are unchanged other than as presented below.

Changes in reporting standards

IAS 12 ‘Income taxes’ was revised with effect from 1 January 2019. The income statement is now required to include any tax relief on the servicing cost of instruments classified as equity. Relief of £67 million was recognised in the statement of changes in equity for the year ended 31 December 2018; this and prior periods have been restated. Refer to the Form 6-K filed on 30 April 2019 for further details.

Presentation of interest in suspense recoveries

Until 1 January 2019, interest in suspense recoveries were presented as a component of interest receivable within Net interest income. It amounted to £31 million for the period ended 30 June 2019. From 1 January 2019 interest in suspense recoveries is presented within impairment charges; prior periods were presented as income. Comparatives have not been restated.

Revised Accounting policy 10 - Leases

The Group has adopted IFRS 16 ‘Leases’ with effect from 1 January 2019, replacing IAS 17 ‘Leases’. The Group has applied IFRS 16 on a modified retrospective basis without restating prior years. Accounting policy 10 presented in the 2018 Annual Report on Form 20-F has been updated as follows:

As lessor

Finance lease contracts are those which transfer substantially all the risks and rewards of ownership of an asset to a customer. All other contracts with customers to lease assets are classified as operating leases.

Loans to customers include finance lease receivables measured at the net investment in the lease, comprising the minimum lease payments and any unguaranteed residual value discounted at the interest rate implicit in the lease. Interest receivable includes finance lease income recognised at a constant periodic rate of return before tax on the net investment. Unguaranteed residual values are subject to regular review; if there is a reduction in their value, income allocation is revised and any reduction in respect of amounts accrued is recognised immediately.

Rental income from operating leases is recognised in other operating income on a straight-line basis over the lease term unless another systematic basis better represents the time pattern of the asset’s use. Operating lease assets are included within Property, plant and equipment and depreciated over their useful lives.

As lessee

On entering a new lease contract, the Group recognises a right of use asset and a liability to pay future rentals. The liability is measured at the present value of future lease payments discounted at the applicable incremental borrowing rate. The right of use asset is depreciated over the shorter of the term of the lease and the useful economic life, subject to review for impairment. Short term and low value leased assets are expensed on a systematic basis.

For further details see page 190 of RBS’s 2018 Annual Report on Form 20-F. The impact on RBS’s balance sheet at 1 January 2019 is as follows:

£bn
Retained earnings at 1 January 2019	14.3
Loans to customers - Finance leases	0.2
Other assets - Net right of use assets	1.3
- Recognition of lease liabilities	(1.9)
- Provision for onerous leases	0.2
Other liabilities	(1.7)

Net impact on retained earnings	(0.2)
Retained earnings at 1 January 2019	14.1

Operating lease commitments reported under IAS 17 were £2.7 billion which resulted in lease liabilities recognised under IFRS 16 of £1.9 billion. The difference is primarily because of the different treatment of termination and extension options; and discounting the contractual lease payments under IFRS 16.

Critical accounting policies and key sources of estimation uncertainty

The judgements and assumptions that are considered to be the most important to the portrayal of the Group’s financial condition are those relating to goodwill, provisions for liabilities, deferred tax, loan impairment provisions and fair value of financial instruments. These critical accounting policies and judgements are described on page 190 of the 2018 Annual Report on Form 20-F.